Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Income (Loss) Before Income Tax

Income (loss) before income tax consisted of the following (in thousands):

	Years Ended December 31,
	2020	2019
US	$89,416	$62,706
Korea	(14,199)	(12,839)

Total income before income taxes	$75,217	$49,867

Summary of the Detail of Income Tax Expense for the Periods

The following table presents the detail of income tax expense for the periods presented (in thousands):

	Years Ended December 31,
	2020	2019

Current:
US	$15,244	$8,469
Korea	1,928	2,367

Total Current Taxes	$17,172	$10,836

Deferred:
US	$5,105	$5,278
Korea	(683)	(2,572)

Total Deferred Taxes	$4,422	$2,706

Total Income Tax Expense	$21,594	$13,542

Summary of Reconciliation of the Statutory Rate and Our Effective Tax Rate for the Periods

The following table presents a reconciliation of the statutory rate and our effective tax rate for the periods presented:

	Years Ended December 31,
	2020	2019
Statutory Tax Rate	20.0%	20.0%
Foreign Jurisdiction Rate Differential	3.8%	3.4%
Non-deductible interest	1.5%	—
Withholding Taxes	2.3%	4.6%
Tax Credits	(3.5)%	(7.3)%
Valuation Allowance	5.0%	7.6%
Other	(0.5)%	(1.1)%

Total Tax Rate	28.6%	27.2%

Summary of Deferred Tax Assets and Liabilities as of the Dates

The following table presents the significant components of our deferred tax assets and liabilities as of the dates presented (in thousands):

	As of December 31,
	2020	2019

Deferred income tax assets:
Net Operating Loss Carryforward	$8,206	$6,173
Tax Credit Carryforward	9,529	6,286
Accruals and Reserves	1,762	976
Intangibles	14,158	9,476
Lease liability	2,565	2,736

Deferred tax assets	$36,220	$25,647
Less: valuation allowance	(17,936)	(12,921)

Net deferred tax assets	$18,284	$12,726

Deferred tax liabilities
Goodwill	$(35,096)	$(25,015)
Accrued Interest	—	(8,531)
Right-of-use-asset	(2,424)	(2,561)
Other	(359)	(627)

Deferred tax liabilities	$(37,879)	$(36,734)

Net deferred tax assets /(liabilities)	$(19,595)	$(24,008)